UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    12/31/09

Check here if Amendment [ ];    Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             SCGF III Management, LLC
Address:          3000 Sand Hill Road
                  Bldg 4, Suite 250
                  Menlo Park, CA  94025

Form 13F File Number:      28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Moritz
Title:   Managing Member
Phone:   (650) 854-3927

Signature, Place, and Date of Signing:

Michael Moritz             Menlo Park, California             01/27/2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
Form 13F Information Table Entry Total:                       4
Form 13F Information Table Value Total:                 $86,671
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                          SCGF III Management, LLC
                                         FORM 13F INFORMATION TABLE
                                              AS OF 12/31/2009



                       TITLE                 VALUE    SHARES/    SH/  PUT/  INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER        OF CLASS   CUSIP     (X$1000)   PRN AMT    PRN  CALL  DSCRETN MANAGERS  SOLE    SHARED  NONE
-------------------  ----------  ------    --------  --------    ---  ----  ------- --------  ------  ------  ----

AMAZON.COM INC	     COMMON	 023135106    7,851	 58,365	  SH	      SOLE		  58,365
ARUBA NETWORKS INC.  COMMON	 043176106    4,728     443,534	  SH	      SOLE	         443,534
AUTODESK INC.        COMMON	 052769106   56,147   2,209,640	  SH	      SOLE	       2,209,640
VANCEINFO
  TECHNOLOGIES INC.    ADR	 921564100   17,945	934,162	  SH	      SOLE		 934,162
